Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Nov. 08, 2023
Bar Chart Table:
Annual Return 2013	9.71%
Annual Return 2014	6.14%
Annual Return 2015	(0.92%)
Annual Return 2016	10.73%
Annual Return 2017	11.64%
Annual Return 2018	(5.77%)
Annual Return 2019	18.94%
Annual Return 2020	10.24%
Annual Return 2021	11.65%
Annual Return 2022	(10.47%)